Expense Example	Delaware Ivy Apollo Multi-Asset Income Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Apollo Multi-Asset Income Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Apollo Multi-Asset Income Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Apollo Multi-Asset Income Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Apollo Multi-Asset Income Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Apollo Multi-Asset Income Fund Class Y Expense Example, with Redemption, 10 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class A Expense Example, with Redemption, 1 Year	Delaware Ivy Pictet Targeted Return Bond Fund Class A Expense Example, with Redemption, 3 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class A Expense Example, with Redemption, 5 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class A Expense Example, with Redemption, 10 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class C Expense Example, with Redemption, 1 Year	Delaware Ivy Pictet Targeted Return Bond Fund Class C Expense Example, with Redemption, 3 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class C Expense Example, with Redemption, 5 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class C Expense Example, with Redemption, 10 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class I Expense Example, with Redemption, 1 Year	Delaware Ivy Pictet Targeted Return Bond Fund Class I Expense Example, with Redemption, 3 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class I Expense Example, with Redemption, 5 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class I Expense Example, with Redemption, 10 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class R6 Expense Example, with Redemption, 1 Year	Delaware Ivy Pictet Targeted Return Bond Fund Class R6 Expense Example, with Redemption, 3 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class R6 Expense Example, with Redemption, 5 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class R6 Expense Example, with Redemption, 10 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class Y Expense Example, with Redemption, 1 Year	Delaware Ivy Pictet Targeted Return Bond Fund Class Y Expense Example, with Redemption, 3 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class Y Expense Example, with Redemption, 5 Years	Delaware Ivy Pictet Targeted Return Bond Fund Class Y Expense Example, with Redemption, 10 Years
USD ($)	476	742	1,028	1,841	207	640	1,098	2,174	78	295	529	1,203	78	262	463	1,041	118	383	669	1,482	386	681	998	1,895	211	658	1,131	2,261	102	370	658	1,479	89	320	571	1,288	127	441	777	1,728